Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Large Capitalization Value Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Large Capitalization Value Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Large Capitalization Value Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Large Capitalization Growth Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Large Capitalization Growth Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Large Capitalization Growth Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Mid Capitalization Portfolio - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Mid Capitalization Portfolio - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Mid Capitalization Portfolio - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Small Capitalization Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Small Capitalization Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Small Capitalization Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
International Equity Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
International Equity Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
International Equity Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Health & Biotechnology Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2024	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Health & Biotechnology Porfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Health & Biotechnology Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Technology & Communications Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Technology & Communications Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Technology & Communications Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Energy & Basic Materials Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Energy & Basic Materials Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Energy & Basic Materials Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Financial Services Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Financial Services Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Financial Services Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Investment Quality Bond Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Investment Quality Bond Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Investment Quality Bond Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Municipal Bond Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Municipal Bond Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Municipal Bond Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018	8/31/2017	8/31/2016	8/31/2015
Aggressive Balanced Allocation Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Aggressive Balanced Allocation Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Aggressive Balanced Allocation Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Conservative Balanced Allocation Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Conservative Balanced Allocation Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Conservative Balanced Allocation Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderate Balanced Allocation Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderate Balanced Allocation Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderate Balanced Allocation Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderately Aggressive Balanced Allocation Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderately Aggressive Balanced Allocation Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderately Aggressive Balanced Allocation Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderately Conservative Balanced Allocation Portfolio Class A
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderately Conservative Balanced Allocation Portfolio Class C
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Moderately Conservative Balanced Allocation Portfolio Class I
Account Value [Line Items]
Line Graph and Table Measure Name	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020	8/31/2019	8/31/2018
Saratoga Large Capitalization Value Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	$ 22,962	$ 20,188	$ 18,940	$ 15,808	$ 17,070	$ 13,263	$ 12,335	$ 8,791	$ 10,708	$ 9,892	$ 9,099
Saratoga Large Capitalization Value Fund Class A S And Ps 500 [Member]
Account Value [Line Items]
Accumulated Value	39,082	35,275	28,216	22,342	27,283	21,198	17,904	13,616	14,240	11,688	10,439
Saratoga Large Capitalization Value Fund Class A Morningstar Large Values [Member]
Account Value [Line Items]
Accumulated Value	26,255	23,890	20,927	18,722	19,921	15,800	15,388	12,311	13,469	11,605	10,127
Saratoga Large Capitalization Value Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	22,943	20,241	19,111	16,048	17,432	13,626	12,751	9,139	11,202	10,411	9,634
Saratoga Large Capitalization Value Fund Class C Sandp 500 [Member]
Account Value [Line Items]
Accumulated Value	39,082	35,275	28,216	22,342	27,283	21,198	17,904	13,616	14,240	11,688	10,439
Saratoga Large Capitalization Value Fund Class C Morningstar Large Value [Member]
Account Value [Line Items]
Accumulated Value	26,255	23,890	20,927	18,722	19,921	15,800	15,388	12,311	13,469	11,605	10,127
Saratoga Large Capitalization Value Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	25,369	22,238	20,785	17,281	18,584	14,384	13,316	9,454	11,466	10,552	9,667
Saratoga Large Capitalization Value Fund Class I S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	39,082	35,275	28,216	22,342	27,283	21,198	17,904	13,616	14,240	11,688	10,439
Saratoga Large Capitalization Value Fund Class I Morningstar Large Value [Member]
Account Value [Line Items]
Accumulated Value	26,255	23,890	20,927	18,722	19,921	15,800	15,388	12,311	13,469	11,605	10,127
Saratoga Large Capitalization Growth Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	43,449	38,204	27,199	19,694	27,734	21,055	16,422	13,036	13,154	10,130	10,174
Saratoga Large Capitalization Growth Fund Class A S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	39,082	35,275	28,216	22,342	27,283	21,198	17,904	13,616	14,240	11,688	10,439
Saratoga Large Capitalization Growth Fund Class A Morningstar Large Growth [Member]
Account Value [Line Items]
Accumulated Value	38,388	34,703	27,078	19,913	28,530	23,679	17,563	13,335	13,632	10,663	10,334
Saratoga Large Capitalization Growth Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	43,453	38,318	27,476	20,006	28,341	21,633	16,982	13,556	13,774	10,671	10,777
Saratoga Large Capitalization Growth Fund Class C S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	39,082	35,275	28,216	22,342	27,283	21,198	17,904	13,616	14,240	11,688	10,439
Saratoga Large Capitalization Growth Fund Class C Morningstar Large Growth [Member]
Account Value [Line Items]
Accumulated Value	38,388	34,703	27,078	19,913	28,530	23,679	17,563	13,335	13,632	10,663	10,334
Saratoga Large Capitalization Growth Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	47,985	42,077	29,844	21,516	30,191	22,827	17,737	14,019	14,094	10,812	10,811
Saratoga Large Capitalization Growth Fund Class I S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	39,082	35,275	28,216	22,342	27,283	21,198	17,904	13,616	14,240	11,688	10,439
Saratoga Large Capitalization Growth Fund Class I Morningstar Large Growth [Member]
Account Value [Line Items]
Accumulated Value	38,388	34,703	27,078	19,913	28,530	23,679	17,563	13,335	13,632	10,663	10,334
Saratoga Mid Capitalization Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	19,165	17,729	15,096	13,069	14,834	12,376	11,279	8,681	10,466	9,268	8,840
Saratoga Mid Capitalization Fund Class A S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	39,081	35,274	28,215	22,342	27,282	21,197	17,903	13,615	14,239	11,688	10,439
Saratoga Mid Capitalization Fund Class A Morningstar Mid Blend [Member]
Account Value [Line Items]
Accumulated Value	24,332	22,755	19,917	17,183	20,013	16,196	14,435	11,468	12,933	11,163	9,822
Saratoga Mid Capitalization Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	19,152	17,774	15,232	13,263	15,159	12,709	11,649	9,026	10,950	9,755	9,357
Saratoga Mid Capitalization Fund Class C S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	39,081	35,274	28,215	22,342	27,282	21,197	17,903	13,615	14,239	11,688	10,439
Saratoga Mid Capitalization Fund Class C Morningstar Mid Blend [Member]
Account Value [Line Items]
Accumulated Value	24,332	22,755	19,917	17,183	20,013	16,196	14,435	11,468	12,933	11,163	9,822
Saratoga Mid Capitalization Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	21,162	19,527	16,568	14,277	16,152	13,413	12,169	9,333	11,207	9,891	9,391
Saratoga Mid Capitalization Fund Class I S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	39,081	35,274	28,215	22,342	27,282	21,197	17,903	13,615	14,239	11,688	10,439
Saratoga Mid Capitalization Fund Class I Morningstar Mid Blend [Member]
Account Value [Line Items]
Accumulated Value	24,332	22,755	19,917	17,183	20,013	16,196	14,435	11,468	12,933	11,163	9,822
Saratoga Small Capitalization Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	21,403	20,138	18,226	15,888	19,319	15,588	12,428	10,095	12,120	10,520	9,333
Saratoga Small Capitalization Fund Class A S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	39,081	35,274	28,215	22,342	27,282	21,197	17,903	13,615	14,239	11,688	10,439
Saratoga Small Capitalization Fund Class A Morningstar Small Blend [Member]
Account Value [Line Items]
Accumulated Value	22,300	21,162	19,099	16,462	19,680	15,890	14,355	11,623	13,318	11,849	9,825
Saratoga Small Capitalization Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	21,378	20,281	18,499	16,119	19,746	16,052	12,852	10,529	12,686	11,086	9,887
Saratoga Small Capitalization Fund Class C Member S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	39,081	35,274	28,215	22,342	27,282	21,197	17,903	13,615	14,239	11,688	10,439
Saratoga Small Capitalization Fund Class C Member Morningstar Small Blend [Member]
Account Value [Line Items]
Accumulated Value	22,300	21,162	19,099	16,462	19,680	15,890	14,355	11,623	13,318	11,849	9,825
Saratoga Small Capitalization Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	23,548	22,099	19,934	17,310	20,969	16,840	13,432	10,858	12,974	11,225	9,922
Saratoga Small Capitalization Fund Class I S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	39,081	35,274	28,215	22,342	27,282	21,197	17,903	13,615	14,239	11,688	10,439
Saratoga Small Capitalization Fund Class I Morningstar Small Blend [Member]
Account Value [Line Items]
Accumulated Value	22,300	21,162	19,099	16,462	19,680	15,890	14,355	11,623	13,318	11,849	9,825
Saratoga International Equity Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	14,548	11,533	10,993	9,625	12,366	10,400	9,863	8,262	10,898	9,221	9,230
Saratoga International Equity Fund Class A M S C I A W Ex U S A [Member]
Account Value [Line Items]
Accumulated Value	20,293	16,683	15,808	13,673	16,277	15,096	13,643	11,228	13,085	10,288	9,846
Saratoga International Equity Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	14,536	11,570	11,100	9,769	12,621	10,687	10,195	8,586	11,405	9,715	9,772
Saratoga International Equity Fund Class C M S C I A W Ex U S A [Member]
Account Value [Line Items]
Accumulated Value	20,293	16,683	15,808	13,673	16,277	15,096	13,643	11,228	13,085	10,288	9,846
Saratoga International Equity Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	16,064	12,701	12,067	10,512	13,452	11,273	10,646	8,890	11,682	9,847	9,806
Saratoga International Equity Fund Class I M S C I A W Ex U S A [Member]
Account Value [Line Items]
Accumulated Value	20,293	16,683	15,808	13,673	16,277	15,096	13,643	11,228	13,085	10,288	9,846
Saratoga Health Biotechnology Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	14,585	14,355	14,317	14,369	14,083	12,068	11,647	10,024	10,604	9,469	9,658
Saratoga Health Biotechnology Fund Class A S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	39,082	35,275	28,216	22,342	27,283	21,198	17,904	13,616	14,240	11,688	10,439
Saratoga Health Biotechnology Fund Class A Morningstar Health [Member]
Account Value [Line Items]
Accumulated Value	16,975	16,487	16,317	15,756	18,731	17,573	13,762	10,913	10,952	8,808	9,866
Saratoga Health Biotechnology Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	14,579	14,408	14,451	14,588	14,386	12,401	12,037	10,428	11,091	9,969	10,225
Saratoga Health Biotechnology Fund Class C Member S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	39,082	35,275	28,216	22,342	27,283	21,198	17,904	13,616	14,240	11,688	10,439
Saratoga Health Biotechnology Fund Class C Member Morningstar Health [Member]
Account Value [Line Items]
Accumulated Value	16,975	16,487	16,317	15,756	18,731	17,573	13,762	10,913	10,952	8,808	9,866
Saratoga Health Biotechnology Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	16,104	15,810	15,699	15,694	15,320	13,076	12,570	10,779	11,349	10,100	10,258
Saratoga Health Biotechnology Fund Class I S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	39,082	35,275	28,216	22,342	27,283	21,198	17,904	13,616	14,240	11,688	10,439
Saratoga Health Biotechnology Fund Class I Morningstar Health [Member]
Account Value [Line Items]
Accumulated Value	16,975	16,487	16,317	15,756	18,731	17,573	13,762	10,913	10,952	8,808	9,866
Saratoga Technology Communications Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	37,908	34,459	28,694	19,790	29,014	24,941	19,662	14,850	14,847	11,620	9,966
Saratoga Technology Communications Fund Class A S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	39,081	35,274	28,215	22,342	27,282	21,197	17,903	13,615	14,239	11,688	10,439
Saratoga Technology Communications Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	37,898	34,581	28,997	20,102	29,627	25,626	20,327	15,444	15,531	12,235	10,559
Saratoga Technology Communications Fund Class C S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	39,081	35,274	28,215	22,342	27,282	21,197	17,903	13,615	14,239	11,688	10,439
Saratoga Technology Communications Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	41,881	37,977	31,503	21,629	31,571	27,039	21,230	15,973	15,902	12,402	10,591
Saratoga Technology Communications Fund Class I S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	39,081	35,274	28,215	22,342	27,282	21,197	17,903	13,615	14,239	11,688	10,439
Saratoga Energy Basic Materials Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	11,367	10,613	11,440	10,764	8,997	7,165	8,867	8,953	10,918	10,068	8,429
Saratoga Energy Basic Materials Fund Class A Member S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	39,081	35,274	28,215	22,342	27,282	21,197	17,903	13,615	14,239	11,688	10,439
Saratoga Energy Basic Materials Fund Class A Member Morningstar Equity Energy [Member]
Account Value [Line Items]
Accumulated Value	13,675	12,771	12,624	12,311	8,689	6,167	8,217	7,647	10,484	11,090	8,586
Saratoga Energy Basic Materials Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	11,522	10,795	11,708	11,093	9,335	7,483	9,315	9,315	11,426	10,599	8,934
Saratoga Energy Basic Materials Fund Class C S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	39,081	35,274	28,215	22,342	27,282	21,197	17,903	13,615	14,239	11,688	10,439
Saratoga Energy Basic Materials Fund Class C Morningstar Equity Energy [Member]
Account Value [Line Items]
Accumulated Value	13,675	12,771	12,624	12,311	8,689	6,167	8,217	7,647	10,484	11,090	8,586
Saratoga Energy Basic Materials Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	12,540	11,677	12,541	11,747	9,793	7,769	9,567	9,626	11,682	10,741	8,954
Saratoga Energy Basic Materials Fund Class I S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	39,081	35,274	28,215	22,342	27,282	21,197	17,903	13,615	14,239	11,688	10,439
Saratoga Energy Basic Materials Fund Class I Morningstar Equity Energy [Member]
Account Value [Line Items]
Accumulated Value	13,675	12,771	12,624	12,311	8,689	6,167	8,217	7,647	10,484	11,090	8,586
Saratoga Financial Services Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	20,943	19,105	15,153	13,710	16,006	12,204	12,951	10,494	13,006	10,904	9,483
Saratoga Financial Services Fund Class A S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	39,082	35,275	28,216	22,342	27,283	21,198	17,904	13,616	14,240	11,688	10,439
Saratoga Financial Services Fund Class A Morningstar Financial [Member]
Account Value [Line Items]
Accumulated Value	27,132	24,160	19,311	17,147	20,143	15,244	15,308	11,996	13,993	11,954	10,039
Saratoga Financial Services Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	24,395	21,842	16,817	14,814	16,867	12,560	13,386	10,906	13,607	11,476	10,041
Saratoga Financial Services Fund Class C S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	39,082	35,275	28,216	22,342	27,283	21,198	17,904	13,616	14,240	11,688	10,439
Saratoga Financial Services Fund Class C Morningstar Financial [Member]
Account Value [Line Items]
Accumulated Value	27,132	24,160	19,311	17,147	20,143	15,244	15,308	11,996	13,993	11,954	10,039
Saratoga Financial Services Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	23,133	21,047	16,615	14,985	17,417	13,236	13,988	11,280	13,929	11,623	10,070
Saratoga Financial Services Fund Class I S And P 500 [Member]
Account Value [Line Items]
Accumulated Value	39,082	35,275	22,342	22,342	27,283	21,198	17,904	13,616	14,240	11,688	10,439
Saratoga Financial Services Fund Class I Morningstar Financial [Member]
Account Value [Line Items]
Accumulated Value	27,132	24,160	19,311	17,147	20,143	15,244	15,308	11,996	13,993	11,954	10,039
Saratoga Investment Quality Bond Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	10,293	9,827	9,788	9,551	9,828	10,035	9,757	9,439	9,530	9,500	9,371
Saratoga Investment Quality Bond Fund Class A Bloomberg U S Agg Bond [Member]
Account Value [Line Items]
Accumulated Value	11,883	11,323	11,131	10,552	12,176	12,366	11,501	10,620	10,676	10,289	9,966
Saratoga Investment Quality Bond Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	10,403	9,954	9,985	9,803	10,163	10,445	10,204	9,924	10,049	10,048	9,933
Saratoga Investment Quality Bond Fund Class C Bloomberg U S Agg Bond [Member]
Account Value [Line Items]
Accumulated Value	11,883	11,323	11,131	10,552	12,176	12,366	11,501	10,620	10,676	10,289	9,966
Saratoga Investment Quality Bond Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	11,338	10,784	10,702	10,400	10,668	10,855	10,501	10,113	10,184	10,116	9,952
Saratoga Investment Quality Bond Fund Class I Bloomberg U S Agg Bond [Member]
Account Value [Line Items]
Accumulated Value	11,883	11,323	11,131	10,552	12,176	12,366	11,501	10,620	10,676	10,289	9,966
Saratoga Municipal Bond Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	9,020	9,009	9,052	8,927	9,208	9,361	9,289	9,229	9,480	9,303	9,490
Saratoga Municipal Bond Fund Class A Bloomberg Muni Bond [Member]
Account Value [Line Items]
Accumulated Value	12,405	12,366	12,237	11,501	12,573	12,384	11,771	10,947	10,808	10,249	10,224
Saratoga Municipal Bond Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	9,347	9,380	9,473	9,396	9,748	9,953	9,866	9,770	10,069	9,871	10,079
Saratoga Municipal Bond Fund Class C Member Bloomberg Muni Bond [Member]
Account Value [Line Items]
Accumulated Value	12,405	12,366	12,237	11,501	12,573	12,384	11,771	10,947	10,808	10,249	10,224
Saratoga Municipal Bond Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	9,898	9,853	9,864	9,685	9,942	10,082	10,005	9,907	10,146	9,904	10,072
Saratoga Municipal Bond Fund Class I Bloomberg Muni Bond [Member]
Account Value [Line Items]
Accumulated Value	12,405	12,366	12,237	11,501	12,573	12,384	11,771	10,947	$ 10,808	$ 10,249	$ 10,224
Saratoga Aggressive Balanced Allocation Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	15,644	14,333	12,773	11,116	12,543	11,266	10,303	8,708
Saratoga Aggressive Balanced Allocation Fund Class A Morningstar Mod Aggressive Target Risk [Member]
Account Value [Line Items]
Accumulated Value	17,948	15,873	14,344	12,368	14,634	12,832	11,305	9,195
Saratoga Aggressive Balanced Allocation Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	16,282	14,994	13,460	11,805	13,450	11,831	10,904	9,239
Saratoga Aggressive Balanced Allocation Fund Class C Morningstar Mod Aggressive Target Risk [Member]
Account Value [Line Items]
Accumulated Value	17,948	15,873	14,344	12,368	14,634	12,832	11,305	9,195
Saratoga Aggressive Balanced Allocation Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	17,308	15,841	14,082	12,228	13,792	12,011	10,966	9,239
Saratoga Aggressive Balanced Allocation Fund Class I Morningstar Mod Aggressive Target Risk [Member]
Account Value [Line Items]
Accumulated Value	17,948	15,873	14,344	12,368	14,634	12,832	11,305	9,195
Saratoga Conservative Balanced Allocation Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	14,069	13,054	12,041	10,986	12,061	10,955	10,218	8,988
Saratoga Conservative Balanced Allocation Fund Class A Morningstar Mod Conservative Target Risk [Member]
Account Value [Line Items]
Accumulated Value	14,680	13,446	12,637	11,396	13,229	12,438	11,119	9,648
Saratoga Conservative Balanced Allocation Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	14,265	13,302	12,366	11,363	12,572	11,497	10,817	9,526
Saratoga Conservative Balanced Allocation Fund Class C Morningstar Mod Conservative Target Risk [Member]
Account Value [Line Items]
Accumulated Value	14,680	13,446	12,637	11,396	13,229	12,438	11,119	9,648
Saratoga Conservative Balanced Allocation Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	15,189	14,072	12,937	11,775	12,906	11,685	10,874	9,532
Saratoga Conservative Balanced Allocation Fund Class I Morningstar Mod Conservative Target Risk [Member]
Account Value [Line Items]
Accumulated Value	14,680	13,446	12,637	11,396	13,229	12,438	11,119	9,648
Saratoga Moderate Balanced Allocation Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	15,719	14,463	13,024	11,522	12,891	11,390	10,394	8,885
Saratoga Moderate Balanced Allocation Fund Class A Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Accumulated Value	16,230	14,573	13,460	11,888	13,948	12,658	11,220	9,426
Saratoga Moderate Balanced Allocation Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	15,916	14,707	13,350	11,897	13,406	11,938	10,971	9,427
Saratoga Moderate Balanced Allocation Fund Class C Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Accumulated Value	16,230	14,573	13,460	11,888	13,948	12,658	11,220	9,426
Saratoga Moderate Balanced Allocation Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	16,928	15,543	13,956	12,322	13,746	12,119	11,032	9,427
Saratoga Moderate Balanced Allocation Fund Class I Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Accumulated Value	16,230	14,573	13,460	11,888	13,948	12,658	11,220	9,426
Saratoga Moderately Aggressive Balanced Allocation Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	15,570	14,301	12,854	11,339	12,703	11,166	10,234	8,691
Saratoga Moderately Aggressive Balanced Allocation Fund Class A Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Accumulated Value	16,230	14,573	13,460	11,888	13,948	12,658	11,220	9,426
Saratoga Moderately Aggressive Balanced Allocation Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	15,762	14,548	13,172	11,703	13,214	11,712	10,818	9,221
Saratoga Moderately Aggressive Balanced Allocation Fund Class C Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Accumulated Value	16,230	14,573	13,460	11,888	13,948	12,658	11,220	9,426
Saratoga Moderately Aggressive Balanced Allocation Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	16,761	15,366	13,776	12,122	13,550	11,885	10,868	9,221
Saratoga Moderately Aggressive Balanced Allocation Fund Class I Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Accumulated Value	16,230	14,573	13,460	11,888	13,948	12,658	11,220	9,426
Saratoga Moderately Conservative Balanced Allocation Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	15,281	14,033	12,640	11,204	12,423	11,116	10,178	8,729
Saratoga Moderately Conservative Balanced Allocation Fund Class A Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Accumulated Value	16,176	14,524	13,415	11,849	13,903	12,617	11,183	9,395
Saratoga Moderately Conservative Balanced Allocation Fund Class C [Member]
Account Value [Line Items]
Accumulated Value	15,228	14,088	12,821	11,471	12,841	11,610	10,747	9,261
Saratoga Moderately Conservative Balanced Allocation Fund Class C Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Accumulated Value	16,176	14,524	13,415	11,849	13,903	12,617	11,183	9,395
Saratoga Moderately Conservative Balanced Allocation Fund Class I [Member]
Account Value [Line Items]
Accumulated Value	16,215	14,891	13,413	11,889	13,182	11,794	10,798	9,261
Saratoga Moderately Conservative Balanced Allocation Fund Class I Morningstar Mod Target Risk [Member]
Account Value [Line Items]
Accumulated Value	$ 16,176	$ 14,524	$ 13,415	$ 11,849	$ 13,903	$ 12,617	$ 11,183	$ 9,395